Selected Balance Sheet Components (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Schedule of Property and Equipment

Property and equipment at March 31, 2024 and December 31, 2023 net of accumulated depreciation expenses was as follows (in thousands):

	March 31, 2024 (unaudited)	December 31, 2023
Computer equipment	$31	$30
Equipment	850	837
Software	96	96
Total property and equipment	977	963
Less accumulated depreciation	(413)	(390)
Total property and equipment, net	$564	$573

Property and equipment at December 31, 2023 and 2022 consists of:

	December 31, 2023	December 31, 2022
Computer	$29,581	$24,061
Equipment	836,771	353,343
Software	96,517	81,676
Total property and equipment	962,869	459,080
Less: accumulated depreciation	(389,548)	(367,511)
Property and equipment, net	$573,321	$91,569

Schedule of Intangible Assets, Net

At March 31, 2024, intangible assets, primarily consisting of acquired IPR&D with alternative use and patents, and accumulated amortization were as follows (in thousands):

March 31, 2024 (unaudited)
Intangible assets	$576
Accumulated amortization	(2)
Total intangible assets, net	$574

Schedule of Amortization Assets

Amortization of intangible assets for periods subsequent to March 31, 2024 is as follows (in thousands):

Year Ending December 31,	Amortization Expense
2024	98
2025	131
2026	132
Thereafter	213
Total	$574

Schedule of Accounts Payable and Accrued Liabilities

At March 31, 2024 and December 31, 2023, accounts payable and accrued liabilities were comprised of the following (in thousands):

	March 31, 2024 (unaudited)	December 31, 2023
Accounts payable	$2,605	$580
Accrued compensation	111	13
Accrued vendors and other expenses	1,297	570
Total accounts payable and accrued liabilities	$4,013	$1,163

Agex Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Intangible Assets, Net

At December 31, 2023 and 2022, intangible assets, primarily consisting of acquired IPR&D and patents, and accumulated amortization were as follows (in thousands):

	December 31,
	2023	2022
Intangible assets	$1,312	$1,312
Accumulated amortization	(705)	(574)
Total intangible assets, net	$607	$738

Schedule of Amortization Assets

Amortization of intangible assets for periods subsequent to December 31, 2023 is as follows (in thousands):

Year Ending December 31,	Amortization Expense
2024	$131
2025	131
2026	132
2027	131
2028	82
Total	$607

Schedule of Accounts Payable and Accrued Liabilities

At December 31, 2023 and 2022, accounts payable and accrued liabilities were comprised of the following (in thousands):

	December 31,
	2023	2022
Accounts payable	$1,413	$568
Accrued vendors and other expenses	529	273
Accrued compensation and severance expenses	234	193
Total accounts payable and accrued liabilities	$2,176	$1,034